General and administrative - Schedule of general and administrative expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Professional fees	$ 5,208,356	$ 6,256,165	$ 2,734,123
General office, insurance and administration expenditures	2,838,303	3,479,801	3,616,159
Consulting fees	1,452,070	2,196,812	1,775,269
Salaries, wages and benefits	2,798,074	2,856,887	2,656,162
Investor relations	1,495,695	1,642,653	541,944
Building and facility costs	519,954	759,590	586,926
Effects of foreign exchange	1,323,242	146,587	(186,959)
General and administrative	15,635,694	17,338,495	11,723,624
Allocated to:
Continuing operations	14,450,094	15,926,103	10,058,083
Discontinued operations	$ 1,185,600	$ 1,412,392	$ 1,665,541